Cover	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	CAPITAL SOUTHWEST CORPORATION
Entity Incorporation, State or Country Code	TX
Entity File Number	814-00061
Entity Tax Identification Number	75-1072796
Entity Address, Address Line One	8333 Douglas Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	238-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.25 par value per share
Trading Symbol	CSWC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000017313
Amendment Flag	false
Current Fiscal Year End Date	--03-31